SSGA Funds

Supplement dated January 28, 2016 to the

Statement of Additional Information (“SAI”) dated December 18, 2015

	Class N (formerly, Institutional Class)	Class A	Class C	Class I	Class K	Select Class
SSGA Money Market Funds
SSGA MONEY MARKET FUND	SSMXX	N/A	N/A	N/A	N/A	N/A
SSGA U.S. GOVERNMENT MONEY MARKET FUND	SSGXX	N/A	N/A	N/A	N/A	N/A
SSGA U.S. TREASURY MONEY MARKET FUND	SVTXX	N/A	N/A	N/A	N/A	N/A
SSGA PRIME MONEY MARKET FUND	SVPXX	N/A	N/A	N/A	N/A	N/A
SSGA Fixed Income Fund
SSGA HIGH YIELD BOND FUND	SSHYX	SSHGX	SSHHX	SSHJX	SSHKX	N/A
SSGA Domestic Equity Funds
SSGA DYNAMIC SMALL CAP FUND	SVSCX	SSSDX	SSSHX	SSSJX	SSSKX	N/A
SSGA ENHANCED SMALL CAP FUND	SESPX	SSESX	SSEUX	SSEVX	SSEWX	N/A
SSGA CLARION REAL ESTATE FUND	SSREX	SSRVX	SSRWX	SSRYX	SSRZX	N/A
SSGA S&P 500 INDEX FUND	SVSPX	N/A	N/A	N/A	N/A	N/A
SSGA International Equity Funds
STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND (formerly, SSGA EMERGING MARKETS FUND)	SSEMX	SSELX	SSENX	SSEOX	SSEQX	SEMSX
SSGA INTERNATIONAL STOCK SELECTION FUND	SSAIX	SSILX	SSIOX	SSIPX	SSIQX	N/A

(Each a “Fund”, and collectively the “Funds”)

•	Effective immediately, the paragraph on Page 3 of the Funds’ SAI entitled “Repurchase Agreements”, within the sub-section entitled “Additional Investments and Risk”, in the section entitled “Description of Investments and Risks” is deleted in its entirety and replaced with the following:

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and other financial institutions. Under a repurchase agreement, the Funds purchase securities from a financial institution that agrees to repurchase the securities at the Fund’s original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System, broker-dealers, and other financial institutions whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE